RELATED PARTY RECEIVABLE (Details Narrative) - USD ($)	Jul. 07, 2021	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Consideration paid Shares	$ 5,000,000
[custom:NotesReceivablerelatedParty-0]		$ 57,971	$ 10,596